GOODWILL AND INTANGIBLE ASSETS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Changes in carrying amount of trademarks
Assets impairment, pre-tax charge	$ 14,000
Trademarks
Changes in carrying amount of trademarks
Original cost		193,767	193,767
Accumulated impairment losses, balance at the beginning of the period		(18,743)	(18,743)
Carrying amount, balance at the beginning of the period		175,024	175,024
Carrying amount, balance at the end of the period	175,024	175,024	175,024
Accumulated impairment losses, balance at the end of the period	(18,743)	(18,743)	(18,743)
Assets impairment, pre-tax charge	$ 14,000